CAPITAL STOCK - Summary of Long-Term Performance Awards Activity (Detail) (Long-Term Performance Awards, USD $)	12 Months Ended
Dec. 28, 2013
Long-Term Performance Awards
Share Units
Non-vested, Beginning Balance (in shares)	1,084,919
Granted (in shares)	306,955
Vested (in shares)	(452,591)
Forfeited (in shares)	(86,334)
Non-vested, Ending Balance (in shares)	852,949
Weighted Average Grant Date Fair Value
Non-vested, Beginning Balance (USD per share)	$ 60.29
Granted (USD per share)	$ 71.42
Vested (USD per share)	$ 48.56
Forfeited (USD per share)	$ 48.63
Non-vested, Ending Balance (USD per share)	$ 71.70